Income Tax and Social Contribution - Summary of Deferred Tax Asset Balance and Respective Changes (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets [abstract]
Deferred income tax and social contribution assets	R$ 33,547	R$ 37,395
Deferred income tax and social contribution liabilities	441	643
Deferred income tax and social contribution assets	33,547	37,395
Deferred income tax and social contribution liabilities	R$ 441	R$ 643